Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit And Retirement Plans [Line Items]
Contributions made according to the plans	$ 4.2	$ 4.1	$ 4.2
Contributions towards international contribution plans	$ 1.7	$ 1.7	$ 1.1
The first 1%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	100.00%	100.00%	100.00%
The next 5%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	50.00%	50.00%	50.00%